Real estate properties held for lease, net - Properties Held for Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Total costs	$ 496,759,179	$ 530,951,625
Accumulated depreciation	(56,458,807)	(47,843,418)
Real estate properties held for lease, net	440,300,371	483,108,207	$ 515,868,908
Depreciation expense	$ 8,237,055	8,625,765
Minimum [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Remaining lease periods	25 days
Maximum [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Remaining lease periods	20 years
Collateral Pledged [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Real estate properties held for lease, net	$ 174,811,201	180,481,463
Elementary schools [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Total costs	3,345,332	3,268,838
Basement parking [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Total costs	9,122,951	9,081,394
Kindergartens [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Total costs	9,326,258	11,098,383
Parking facilities [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Total costs	95,414,729	99,897,514
Clubhouses [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Total costs	8,410,108	8,217,800
Shopping mall [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Total costs	282,353,261	277,532,448
Shopping mall equipment [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Equipment acquired under finance lease, gross	7,822,133	7,643,588
Residential Properties [Member]
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Total costs	$ 88,786,540	$ 121,855,248